SCHEDULE OF PROFIT (LOSS) BEFORE TAX (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Loss from continuing operations	$ (76,168,079)	$ (132,728,891)	$ (57,278,276)
Loss from discontinued operations		(117,137)	(857,554)
Total losses subject to income tax	(76,168,079)	(132,846,028)	(58,135,830)
Gain on sale of discontinued operations		5,073,545
Profit (loss) for the year before tax	$ (76,168,079)	$ (127,772,483)	$ (58,135,830)